Income Taxes - Disclosure of Deferred Income Taxes Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	$ 73,197	$ 68,559
Deferred tax liabilities [Member]
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	73,197	68,559	$ 70,271
Deferred tax liabilities [Member] | Property, plant and equipment [Member]
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	57,549	56,703
Deferred tax liabilities [Member] | Intangible assets [Member]
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	71,540	62,097
Deferred tax liabilities [Member] | Right of use assets net of lease liabilities [Member]
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	(20,802)	(17,701)
Deferred tax liabilities [Member] | Accrued liabilities [Member]
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	(24,413)	(25,023)
Deferred tax liabilities [Member] | Acquisition costs [Member]
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	(7,993)	(5,288)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of Deferred Income Taxes Liabilities [Line Items]
Deferred income tax liability	$ (2,684)	$ (2,229)